Cash Dividend	9 Months Ended
Sep. 30, 2022
Cash Dividend
Cash Dividend

14.Cash Dividend

The Group did not declare cash dividend to its shareholders in 2021.

On March 03, 2022, the Group approved and declared a cash dividend of US$0.021 per ordinary share on its outstanding shares as of the close of trading on March 24, 2022. Such dividend of US$68 million was fully paid in April 2022.